UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Advisors Capital Management, LLC
           -----------------------------------------------------
Address:   West 115 Century Road
           Paramus, NJ 07652
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Kevin G. Kern
        -------------------------
Title:  Compliance Officer
        -------------------------
Phone:  201-986-1900
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kevin G. Kern                     Paramus, NJ                      5/2/2006
-----------------                     -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          159
                                         -----------
Form 13F Information Table Value Total:     $153,933
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
51 Jobs                        SP ADR REP COM   316827104      154    9675          Sole               9675      0    0
Aaron Rent                     COM              002535201      429   15775          Sole              15775      0    0
AC Moore                       COM              00086T103       83    3675          Sole               3675      0    0
ACE Insurance                  ORD              G0070K103      271    5209          Sole               5209      0    0
Advanced Auto Parts            COM              00751Y106       69    1650          Sole               1650      0    0
Aetna                          COM              00817Y108      393    8000          Sole               8000      0    0
Agree Realty                   COM              008492100     1015   31607          Sole              31607      0    0
AIG                            COM              026874107     1418   21451          Sole              21451      0    0
Alliance Bernstein             UNIT LTD PARTN   01855A101     8477  127761          Sole             127761      0    0
Allied Capital                 COM              01903Q108     1130   36940          Sole              36940      0    0
Altria Group                   COM              02209S103     1883   26570          Sole              26570      0    0
American Airlines              COM              001765106       41    1500          Sole               1500      0    0
American Capital               COM              024937104      716   20375          Sole              20375      0    0
American Financial             COM              02607P305     1524  130775          Sole             130775      0    0
Amgen                          COM              031162100      154    2115          Sole               2115      0    0
AmSouth Bank                   COM              032165102     4749  175121          Sole             175121      0    0
Apartment Investment           CL A             03748R101      539   11500          Sole              11500      0    0
Arbor Realty                   COM              038923108     1742   64530          Sole              64530      0    0
Arden Realty                   COM              039793104      618   13700          Sole              13700      0    0
Arrow Electronics              COM              042735100      177    5500          Sole               5500      0    0
Arthur J. Gallagher            COM              363576109      320   11525          Sole              11525      0    0
Aspen Insurance                SHS              G05384105      579   23462          Sole              23462      0    0
Associated Bank                COM              045487105      309    9100          Sole               9100      0    0
Associated Estates             COM              045604105     1642  145929          Sole             145929      0    0
Atmel                          COM              049513104       86   18200          Sole              18200      0    0
Avnet                          COM              053807103      900   35450          Sole              35450      0    0
Bank of America                COM              060505104     4400   96628          Sole              96628      0    0
Bank United                    CL A             06652B103      248    9175          Sole               9175      0    0
Berkshire                      CL B             084670207       27       9          Sole                  9      0    0
BIDU                           SP ADR REP COM   056752108       57     915          Sole                915      0    0
Brandywine                     SH BEN INT NEW   105368203      178    5673          Sole               5673      0    0
C.N.A. Financial               COM              126117100      796    2500          Sole               2500      0    0
Cablevision                    CL A NY CABLVS   12686C109      859   32177          Sole              32177      0    0
Cardinal Health                COM              14149Y108      475    6376          Sole               6376      0    0
Carnival Cruise Lines          PAIRED CTF       143658300     1071   22615          Sole              22615      0    0
Cendant                        COM              151313103     2087  119566          Sole             119566      0    0
Cisco                          COM              17275R102       59    2700          Sole               2700      0    0
Citigroup                      COM              172967101     3264   69102          Sole              69102      0    0
Colonial Bank                  COM              195493309      586   23444          Sole              23444      0    0
Colonial Properties            COM SH BEN INT   195872106      208    4140          Sole               4140      0    0
Commercial Net Lease           COM              202218103       30    1300          Sole               1300      0    0
Compass Bank                   COM              20449H109     1978   39092          Sole              39092      0    0
Conoco Phillips                COM              20825C104       44     700          Sole                700      0    0
Continental Airlines           CL B             210795308      405   15060          Sole              15060      0    0
Corning                        COM              219350105       45    1655          Sole               1655      0    0
Countrywide Financial          COM              222372104      294    7998          Sole               7998      0    0
Crescent Realty                COM              225756105       59    2800          Sole               2800      0    0
Crown Cork                     COM              228368106      177   10000          Sole              10000      0    0
C-Trip                         ADR              22943F100      105    1175          Sole               1175      0    0
CTS                            COM              126501105     1187   87670          Sole              87670      0    0
Diamond Offshore               COM              25271C102      224    2500          Sole               2500      0    0
Dollar Tree                    COM              256747106      131    4750          Sole               4750      0    0
DTE Energy                     COM              233331107       16     400          Sole                400      0    0
Eagle Hospitality              COM              26959T102     1505  149300          Sole             149300      0    0
East Group                     COM              277276101      232    4900          Sole               4900      0    0
ElkCorp                        COM              287456107      361   10700          Sole              10700      0    0
eLong                          SPONSORED ADR    290138205      149   12200          Sole              12200      0    0
Enbridge Energy                SHS UNITS LLI    29250X103     1205   28258          Sole              28258      0    0
Enbridge Equity Partners       COM              29250R106      150    3420          Sole               3420      0    0
Enterprise Products            COM              293792107      446   18057          Sole              18057      0    0
Equity Inns                    COM              294703103     5732  352931          Sole             352931      0    0
E-Trade Financial              COM              269246104     4888  181156          Sole             181156      0    0
Exxon Mobil                    COM              30231G102      645   10596          Sole              10596      0    0
Fannie Mae                     COM              313586109     1500   29195          Sole              29195      0    0
Felcor Lodging                 COM              31430F101     1150   54525          Sole              54525      0    0
First Horizon                  COM              320517105     1195   55097          Sole              55097      0    0
First Industrial               COM              32054K103     1800   42154          Sole              42154      0    0
First Merit                    COM              337915102       84    3400          Sole               3400      0    0
Flextronics                    ORD              Y2573F102     1301  124595          Sole             124595      0    0
Freddie Mac                    COM              313400301     1697   27825          Sole              27825      0    0
Freeport-McMoran               CL B             35671D857       17     278          Sole                278      0    0
General Electric               COM              369604103      224    6443          Sole               6443      0    0
Glenborough                    COM              37803P105     1650  224373          Sole             224373      0    0
Glimscher Realty               SH BEN INT       379302102     2442   85988          Sole              85988      0    0
Health Care Properties         COM              421915109      253    8920          Sole               8920      0    0
Health Care REIT               COM              42217K106     1281   33626          Sole              33626      0    0
Healthcare Realty              COM              421946104      516   13800          Sole              13800      0    0
Helen of Troy                  COM              G4388N106      436   20550          Sole              20550      0    0
Hersha Hospitalities           SH BEN INT       427825104     2796  285692          Sole             285692      0    0
Hewitt                         COM              42822Q100      480   16150          Sole              16150      0    0
Highwoods                      COM              431284108       40    1200          Sole               1200      0    0
Hilb Rogal & Hobbs             COM              431294107      111    2700          Sole               2700      0    0
Home Depot                     COM              437076102     2700   63819          Sole              63819      0    0
Hormel                         COM              440452100     1410   41728          Sole              41728      0    0
Hospitality Properties         COM SH BEN INT   44106M102     1695   38824          Sole              38824      0    0
HRPT Properties                COM SH BEN INT   40426W101     1557  132627          Sole             132627      0    0
Humana                         COM              444859102     1024   19445          Sole              19445      0    0
IBM                            COM              459200101       33     400          Sole                400      0    0
Imperial Chemical              ADR NEW          452704505       72    3000          Sole               3000      0    0
Innskeepers                    COM              4576J0104     1410   83188          Sole              83188      0    0
Johnson & Johnson              COM              478160104      118    2000          Sole               2000      0    0
JP Morgan Chase                COM              46625H100     1304   31322          Sole              31322      0    0
KeyCorp                        COM              493267108      109    2960          Sole               2960      0    0
Kinder Morgan                  COM              49455P101     1809   19665          Sole              19665      0    0
Kinder Morgan MGMT             SHS              49455U100     1031   23442          Sole              23442      0    0
Kinder Morgan Partners         UT LTD PARTNR    494550106      314    6525          Sole               6525      0    0
Kohls                          COM              500255104     1183   22325          Sole              22325      0    0
Laboratory Holdings            COM NEW          50540R409      146    2500          Sole               2500      0    0
Lexington Properties           COM              529043101      146    7000          Sole               7000      0    0
Lowes                          COM              548661107      926   14200          Sole              14200      0    0
Mack Cali                      COM              554489104      128    2700          Sole               2700      0    0
Marine Pete                    UNIT BEN INT     568423107       29    1200          Sole               1200      0    0
Marsh & McLennan               COM              571748102     2521   85473          Sole              85473      0    0
Max Re Capital                 SHS              G6052F103      428   18000          Sole              18000      0    0
Medco                          COM              58405U102       64    1119          Sole               1119      0    0
MEMC Electronics               COM              552715104      201    5450          Sole               5450      0    0
Meristar                       COM              58984Y103     1263  121722          Sole             121722      0    0
Merrill Lynch                  COM              590188108      244    2925          Sole               2925      0    0
Mid-America Apartments         COM              59522J103       43     800          Sole                800      0    0
Mills Corp                     COM              601148109       92    3300          Sole               3300      0    0
Montpelier Re                  SHS              G62185106       38    2350          Sole               2350      0    0
Motorola                       COM              620076109      183    8000          Sole               8000      0    0
National City                  COM              635405103     3173   90556          Sole              90556      0    0
National Health Investors      COM              63633D104       25    1000          Sole               1000      0    0
Nationwide Health              COM              638620104      515   22141          Sole              22141      0    0
North Fork Bank                COM              659424105     2280   78674          Sole              78674      0    0
Northern Borders               UNIT LTD PARTN   664785102     1194   27495          Sole              27495      0    0
Nvidia                         COM              67066G104      166    2900          Sole               2900      0    0
NVR                            COM              62944T105      177     240          Sole                240      0    0
Oriental Financial             COM              68618W100      393   27248          Sole              27248      0    0
Overstock.com                  COM              690370101      839   27835          Sole              27835      0    0
Pacific Sunwear                COM              694873100      665   29375          Sole              29375      0    0
Partner Re                     COM              G6852T105     2233   36498          Sole              36498      0    0
Pennsylvania REIT              SH BEN INT       709102107       19     430          Sole                430      0    0
Peoples Bank                   COM              710198102      667   20365          Sole              20365      0    0
Perry Ellis                    COM              288853104     2176   95500          Sole              95500      0    0
Pfizer                         COM              717081103     1461   58610          Sole              58610      0    0
PNC Bank                       COM              693475105      258    3827          Sole               3827      0    0
Posco                          SPONSORED ADR    693483109       99    1550          Sole               1550      0    0
PXRE Group                     COM              G73018106       26    8100          Sole               8100      0    0
Quest Diagnostics              COM              74834L100      102    2000          Sole               2000      0    0
Regions Financial              COM              7591EP100     3768  107123          Sole             107123      0    0
Republic Properties            COM              760737106      569   48350          Sole              48350      0    0
Royal Carribbean               COM              V7780T103     1399   33305          Sole              33305      0    0
Ruby Tuesday                   COM              781182100     2444   75727          Sole              75727      0    0
Senior Housing                 SH BEN INT       81721M109      857   47360          Sole              47360      0    0
Service Corp                   COM              817565104       39    5000          Sole               5000      0    0
Sovereign Bank                 COM              845905108      746   34053          Sole              34053      0    0
St. Paul Company               COM              792860108      469   11233          Sole              11233      0    0
Student Loan                   COM              863902102     1479    6349          Sole               6349      0    0
Target                         COM              87612E106       32     608          Sole                608      0    0
Teppco                         UT LTD PARTNR    872384102      345    9475          Sole               9475      0    0
Tom Online                     ADR REG S        889728200      300   11775          Sole              11775      0    0
Town & Country                 SH BEN INT       892081100        0    5600          Sole               5600      0    0
TrustStreet Properties         COM              898404108     2874  189181          Sole             189181      0    0
Tyco                           COM              902124106     1517   56426          Sole              56426      0    0
Unilever                       SPON ADR NEW     904767704     3003   73125          Sole              73125      0    0
United Health                  COM              91324P102       85    1524          Sole               1524      0    0
UnumProvident                  COM              91529Y106     1758   85819          Sole              85819      0    0
US Bancorp                     COM NEW          902973304      428   14025          Sole              14025      0    0
Valero Energy                  COM              91913Y100     1299   21721          Sole              21721      0    0
VF Corp                        COM              918204108       97    1700          Sole               1700      0    0
Waddell & Reed                 CL A             930059100     2797  121090          Sole             121090      0    0
WalMart                        COM              931142103      707   14970          Sole              14970      0    0
Warwick Valley Telephone       COM              936750108       23    1000          Sole               1000      0    0
Washington Mutual              COM              939322103     4052   95061          Sole              95061      0    0
Winston Hotels                 COM              97563A102     1532  134703          Sole             134703      0    0
WR Berkley                     COM              084423102      505    8700          Sole               8700      0    0
XL Capital                     CLA              G98255105       72    1125          Sole               1125      0    0